IMPAIRMENT - Goodwill (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment
Goodwill impairment	CAD 0	CAD 0
Goodwill additions	CAD 0	CAD 0	CAD 0